Leases - Additional Information (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2017 ft²	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2018 ft²
Lessee Lease Description [Line Items]
Operating lease expiring date			Jan. 31, 2023
Operating lease, renewal term		60 months	60 months
Financing leases | $		$ 0	$ 0	$ 0
Area of sublease | ft²	15,000
Sublease term	3 years
Area of sublease amended to add sublease agreement | ft²					11,000
Operating lease expiration, month and year		2028-01
Change in accounting principle, accounting standards update, adopted				true
Change in accounting principle, accounting standards update, adoption date				Jan. 01, 2019
Accounting Standards Update [Extensible List]				us-gaap:AccountingStandardsUpdate201602Member
Other Income (Expense)
Lessee Lease Description [Line Items]
Sublease income | $				$ 900,000